VARIABLE INSURANCE PRODUCTS FUNDS II: ASSET MANAGER AND ASSET MANAGER:
GROWTH PORTFOLIOS SUPPLEMENT TO THE PROSPECTUS
DATED APRIL 30, 1996
Beginning on December 1, 1996, the funds will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information located under the heading "The Funds at a Glance" in the Key Facts section.
STRATEGY: The funds diversify across stocks, bonds and short-   term and
money market instruments    , both here and abroad, to pursue specific
goals. Each fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings - within defined ranges - based on the current outlook for the different markets.
The following information replaces similar information located under the heading "Who May Want to Invest" in the Key Facts section.
Asset allocation funds are designed for investors who want to diversify
among domestic and foreign stocks, bonds and short-term and    money market
instruments     and other types of securities, in one fund. If you are
looking for a fund that can invest in a wide range of security types within defined ranges, one of the Asset Manager funds may be appropriate for you. Because each fund owns different types of investments, its performance is affected by a variety of factors. The value of each fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. Performance also depends on FMR's skill in allocating assets. When you sell your fund shares, they may be worth more or less than what you paid for them.
ASSET MANAGER
GOAL: High total return with reduced risk over the long term.
Neutral Mix
    STOCKS 50%

    (can range
from
30-70%)
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0
 B   ONDS
40%

    (can range
from
20-60%)
 S   HORT-TER
M/

MONEY

MARKET
10%

    (can range
from
0-50%)
With its more balanced approach, Asset Manager is the middle-of-the-road member of the family.
ASSET MANAGER: GROWTH
GOAL: Maximum total return over the long term.
Neutral Mix
    STOCKS 70%

    (can range
from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 65.0
Row: 1, Col: 3, Value: 30.0
 BO   NDS 25%

    (can range
from 0-50%)
    SHORT-TERM/

MONEY

MARKET 5%

    (can range
from 0-50%)
With its emphasis on stocks, Asset Manager: Growth is the most aggressive fund in the family.
The following information replaces similar information located under the heading "Investment Principles and Risks" in The Funds in Detail section. Each fund seeks to achieve its investment objective by allocating its
assets among stocks,    bonds and short-term and money market instruments
    and other instruments of U.S. and foreign issuers. Each fund however, has a different objective and pursues its objective by investing within different asset allocation ranges.
ASSET MANAGER seeks high total return with reduced risk over the long term. ASSET MANAGER: GROWTH seeks to maximize total return over the long term. Each fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in
more than one year.    The     SHORT-TERM/MONEY MARKET CLASS includes all
types of sh   ort-term and money market instruments. FMR may use its
judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The funds may also make other investments that do not fall within these classes.
FMR has the ability to allocate each fund's assets within specified ranges. Each fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
ASSET MANAGER
 Range Neutral mix
   STOCK CLASS 30 - 70% 50%
    BOND CLASS    20 - 60% 40%
    SHORT-TERM/MONEY
MARKET CLASS    0 - 50% 10%
Asset Manager's approach spreads the fund's assets among all three classes, moderating both the risk and return potential of stocks, bonds and
short-term and money market instruments    .
ASSET MANAGER: GROWTH
 Range Neutral mix
   STOCK CLASS 50 - 100% 70%
    BOND CLASS    0 -  50% 25%
    SHORT-TERM/MONEY
MARKET CLASS    0 -      50% 5%
Effective December 1, 1996, the following information supplements the similar information located under the heading "FMR and Its Affiliates" in The Fund in Detail section.
   John Todd is vice president of each fund and manager of each fund's short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.

VARIABLE INSURANCE PRODUCTS FUNDS II:
    ASSET MANAGE   R PORTFOLIO
ASSET MANAGER: GROWTH    PORTFOLIO
STATEMENT OF ADDITIONAL INFORMATION
DATED    APRIL 30, 1996
The following information replaces the similar information located under the heading "Asset Allocation" in the Investment Policies and Limitations
section on page    6    .
ASSET ALLOCATION. The    short-term/money market     class includes all
types of domestic and foreign securities and short-term and    money market
instruments with remaining maturities of 12 months or less or comparable interest rate sensitivity. FMR will seek to maximize total return with
respect to Asset Mana    ger and Asset Manager: Growth   .     Short-term
and    money market instruments     may include corporate debt securities,
such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency. The bond class includes all varieties of domestic and foreign fixed-income
secu   rities with maturities greater than 12 months or comparable interest
rate sensitivity    . FMR will seek to maximize total return within the
bond class by adjusting    a     fund's investments in securities with
different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term
securities. As with the short-term/money    market class    , these
securities may be denominated in U.S. dollars or foreign currency. Asset Manager and Asset Manager: Growth may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds").
   Asset Manager and Asset Manager: Growth currently intend to limit their investments in these securities to less than 35% of their assets.
The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks which are included in the bond class). FMR seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that FMR believes to have superior investment potential. When FMR selects equity securities, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.
In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.
The following information replaces the similar information located under the heading "Performance Comparisons" in the Performance section beginning
on page    28    .
   PERFORMANCE COMPARISONS. The Asset Allocation Composite Indices are hypothetical representations of the performance of the funds' three asset classes according to their respective weighting in each fund's neutral mix. The weightings are rebalanced monthly. Beginning January 1, 1997, the Asset Allocation Composite Index represents Asset Manager's three asset classes according to their respective weighting in the fund's neutral mix (10% - short-term/money market: 40% - bonds; and 50% stocks), and the Aggressive Asset Allocation Composite Index represents Asset Manager: Growth's three asset classes according to their respective weighting in the fund's neutral mix (5% - short-term/money market: 25% - bonds; and 70% stocks). The following indices are used to calculate the three asset allocation composite indices: the Salomon Brothers 3-month T-Bill Total Rate of Return Index, representing the average of T-Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments); the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities with maturities of at least one year; and the S&P 500, a widely recognized, unmanaged index of common stocks. Prior to January 1, 1997 the Asset Allocation Composite Index represented Asset Manager's three asset classes according to their respective weighting in the fund's neutral mix (20% - short-term instruments: 40% - bonds; and 40% stocks) and prior to January 1, 1997, the Aggressive Asset Allocation Composite Index represented Asset Manager: Growth's three asset classes according to their respective weighting in the fund's neutral mix (5% - short-term instruments: 30% - bonds; and 65% stocks). The following indices were used to calculate the three asset allocation composite indices: the Salomon Brothers 3-month T-Bill Total Rate of Return Index; the Lehman Brothers Treasury Bond Index, a widely utilized benchmark of bond market performance that includes virtually all long-term public obligations of the U.S. Treasury (bonds): and the S&P 500.
Each fund has the ability to invest in securities that are not included in any of the indices, and each fund's actual investment portfolio may not reflect the composition or the weighting of the indices used. The S&P 500 and the asset allocation composite indices include reinvestment of income or dividends and are based on the prices of unmanaged groups of stocks or
U.S. Treasury obligations. Unlike    each     fund   '    s returns, the
indices do not include the effect of paying brokerage commissions, spreads, or other costs of investing. Historical results are used for illustrative purposes only and do not reflect the past or future performance of the funds.
The following table represents the comparative    indices     calendar
year-to-year performance:
             SALOMON                  LEHMAN

             BROTHERS                 BROTHERS            S&P 500
             3-MONTH T-BILL           TREASURY

             TOTAL RATE OF
           BOND INDEX
             RETURN INDEX

199        5.75%                    18.35%              37.58%
5

199        4.24                     -3.38               1.32
4

199        3.09                     10.68               10.08
3

199        3.61                     7.21                7.62
2

199        5.75                     15.29               30.47
1

199        7.90                     8.54                -3.10
0

198        8.64                     14.38               31.69
9

198        6.76                     6.99                16.61
8

198        5.91                     2.00                5.10
7

198        6.23                     15.61               18.56
6



Effective December 1, 1996, the following information supplements the similar information located in the "TRUSTEES AND OFFICERS" section
beginning on page    31    .
   John Todd (47), is Vice President of Fidelity Asset Manager: Income, Fidelity Asset Manager, and Fidelity Asset Manager: Growth and manager of their short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.